Equity Incentive Plans: (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)

	Number of shares	Weighted Average Grant Date Fair Value per share
Unvested as at January 1, 2026	655,050	$16.38
Granted	687,600	26.08
Vested	(472,447)	15.43
Unvested as at June 30, 2026	870,203	$24.56